WARRANTS AND OPTIONS	12 Months Ended
Dec. 31, 2025
Warrants And Options
WARRANTS AND OPTIONS

NOTE 19 – WARRANTS AND OPTIONS:

a) Warrants

(i)	Warrant transactions for the years ended December 31, 2025, and 2024 are as follows:

	Number	Weighted Average Exercise Price
Balance, January 1, 2024	4,386,234	$6.58
Warrants issued in the January 2024 Registered Direct Offering	651,062
Warrants issued in the July 2024 Private Placement	1,200,000
Exercise of warrants	(1,330,300)
Warrants issued in the October 2024 Private Placement	21,333
Balance, December 31, 2024	4,928,329	$6.17
Expiry of warrants	(721,239)
Exercise of warrants	(3,474,595)
Warrants issued in the January 2025 Registered Direct Offering and September 2025 underwritten public offering	554,313
Balance, December 31, 2025	1,286,808	$13.39

(ii)	As of December 31, 2025, the Company had outstanding warrants, enabling the holders to acquire common shares as follows:

December 31, 2025	Expiry date	Exercise price		Exercise price (USD)
88,440	April 18, 2026	ILS	72.563	$22.75
433,825	May 28, 2026	ILS	72.563	$22.75
(*) 252,967	January 4, 2026	CAD	5.13	$3.75
3,200	October 2, 2026	CAD	2.70	$1.88
183,751	January 29, 2030	USD	8.00	$8.00
324,625	September 16, 2030	USD	10.00	$10.00
1,286,808

(*)	Liability Warrants – see note 16.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 19 – WARRANTS AND OPTIONS (CONTINUED):

b) Stock Options

Stock option transactions for the years ended December 31, 2025, and 2024 are as follows:

	Number	Weighted Average Exercise Price (CAD)	Weighted Average Exercise Price (USD)
Balance January 1, 2024	1,411,170	$6.33	$4.78
Options granted (i)	552,000
Expiry of options	(206,500)
Balance December 31, 2024	1,756,670	$5.39	$3.75
Options cancelled	(127,668)
Options exercised	(225,332)
Options granted (ii)(iii)(iiii)(iv)	2,863,500
Balance December 31, 2025	4,267,170	$6.14	$8.41

(i)	On August 14, 2024, 552,000 stock options were issued to employees, consultants and officers with an exercise price of $1.78. The options expire on August 13, 2029. The fair value of the options granted was estimated at $779 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $1.78; Expected option life 5 years; Volatility 109%; Risk-free interest rate 3.67%; Dividend yield 0%.

(ii)	On January 15, 2025, the Company granted an employee 105,000 share options to purchase Common Shares of the company with an exercise price of $6.40 per share. The share options vest quarterly starting on January 15, 2026, and expire on January 15, 2035. The fair value of the options granted was estimated at $627 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $6.38; Expected option life 10 years; Volatility 110%; Risk-free interest rate 4.65%; Dividend yield 0%.

(iii)	On February 12, 2025, the Company granted the CEO 500,000 share options to purchase Common Shares with an exercise price of $6.40 per share, vesting immediately and expiring on February 2, 2035. The fair value of the options granted was estimated at $3,092 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $6.61; Expected option life 10 years; Volatility 110%; Risk-free interest rate 4.64%; Dividend yield 0%.

(iii)

On June 20, 2025, 229,000 share options were granted to employees. 30,000 share options have an exercise price of $1.775 per share and their vesting schedule is as follows: a third vest on June 30, 2025, a third on June 30, 2026, and a third on June 30, 2027. The remaining 199,000 share options have an exercise price of $6.40 per share and their vesting schedule is as follows: a third vest on June 30, 2026, a third on June 30, 2027, and a third on June 30, 2028. The options expire on June 20, 2035. The fair value of the options granted was estimated at $2,252 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $10.36; Expected option life 10 years; Volatility 108%; Risk-free interest rate 4.38%; Dividend yield 0%.

(iv)

On October 9, 2025, 239,000 share options were granted to employees. 215,000 share options have an exercise price of $8.00 per share, 24,000 share options have an exercise price of $6.40 per share. The vesting schedule is as follows: a third vest on September 30, 2026, a third on September 30, 2027, and a third on September 30, 2028. The options expire on October 9, 2035. The fair value of the options granted was estimated at $1,644 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $7.33; Expected option life 10 years; Volatility 113%; Risk-free interest rate 4.15%; Dividend yield 0%.

(iv)	On December 30, 2025, 1,790,500 share options were granted to employees. 474,500 share options have an exercise price of $8.00 per share and their vesting schedule is as follows: a third vest on December 30, 2025, a third on December 30, 2027, and a third on December 30, 2028. 800,000 share options have an exercise price of $8.00 per share and vest immediately. 1,000 share options have an exercise price of $6.40 per share and their vesting schedule is as follows: a third vest on June 30, 2026, a third on June 30, 2027, and a third on June 30, 2028. 15,000 share options have an exercise price of $8.00 per share and their vesting schedule is as follows: a third vest immediately, a third on December 30, 2026, and a third on December 30, 2027. The remaining 500,000 share options have an exercise price of $6.00 per share and vest immediately. The options expire on December 30, 2035. The fair value of the options granted was estimated at $7,747 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $6.43; Expected option life 10 years; Volatility 105%; Risk-free interest rate 4.13%; Dividend yield 0%.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)

NOTE 19 – WARRANTS AND OPTIONS (CONTINUED):

b) Stock Options (continued)

(vi)	As of December 31, 2025, the Company had outstanding stock options, enabling the holders to acquire common shares as follows:

Outstanding as of December 31, 2025	Exercisable as of December 31, 2025	Expiry date	Exercise price (CAD)		Exercise price (USD)
20,000	20,000	June 3, 2026	CAD	21.00	$15.32
6,670	6,670	October 28, 2026	CAD	20.00	$14.59
360,000	360,000	August 2, 2032	CAD	8.90	$6.49
120,000	120,000	August 21, 2032	CAD	10.00	$7.30
220,000	220,000	January 4, 2033	CAD	4.13	$3.01
100,000	100,000	January 4, 2033	CAD	4.13	$3.01
40,000	40,000	November 25, 2027	CAD	5.03	$3.67
103,000	91,000	April 18, 2033	CAD	4.00	$2.92
441,000	146,333	August 14, 2034	CAD	2.43	$1.78
105,000	-	January 15, 2035	CAD	8.77	$6.40
500,000	500,000	February 2, 2035	CAD	8.77	$6.40
30,000	10,000	June 20, 2035	CAD	2.43	$1.775
192,000	-	June 20, 2035	CAD	8.77	$6.40
239,000	6,667	October 9, 2035	CAD	10.96	$8.00
500,000	500,000	December 30, 2035	CAD	8.22	$6.00
1,290,500	805,000	December 30, 2035	CAD	10.96	$8.00
4,267,170	2,925,670

(vii)	Share-based compensation expense is recognized over the vesting period of options. During the year ended December 31, 2025, share-based compensation of $12,703 was recognized and charged to the Consolidated Statement of Comprehensive Loss (December 31, 2024 - $729, December 31, 2023 – $4,245).

c) RSU’s

On January 4, 2023, the Company granted 410,800 RSUs to directors, officers and advisers, of which 104,000 RSUs are to executives and directors, pursuant to the Company’s RSU Plan and in acknowledgment of the Company’s management recent success and increased future workload. The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 410,800 common shares of no-par value in the Company.

On April 18, 2023, the Company granted 46,500 RSUs to employees, pursuant to the Company’s RSU Plan. The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 46,500 common shares of no-par value in the Company.

On June 28, 2023, the Company granted 66,000 Restricted Share Units (“RSUs”) to officers pursuant to the Company’s RSU Plan. The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 66,000 common shares of no-par value in the Company (“Common Shares”).

On August 14, 2024, the Company granted 326,000 Restricted Share Units (“RSUs”) to officers and advisors, pursuant to the Company’s RSU Plan. The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 326,000 common shares of no-par value in the Company.

On January 15, 2025, the Company granted an employee 20,000 Restricted Share Units (“RSUs”) pursuant to the Company’s RSU plan and in acknowledgement of the Company’s recent success and future workload. The RSUs will vest immediately.

On February 12, 2025, the Company granted the CEO 400,000 RSUs pursuant to the Company’s RSU plan and in acknowledgement of the Company’s recent success and future workload. The RSUs will vest upon the Company entering into one or more agreements for the binding supply of at least 10,000 smart carts.

On June 20, 2025, the Company granted 125,000 RSUs to an advisor. The RSUs vest immediately.

On December 28, 2025, the Company granted the CEO 500,000 RSUs pursuant to the Company’s RSU plan and in acknowledgement of the Company’s recent success and future workload. The RSUs will vest upon the Company entering into one or more agreements for the binding supply of at least 30,000 smart carts.

On December 30, 2025, the Company granted 500,000 RSUs to an advisor. The RSUs vest immediately.

RSU’s transactions for the year ended December 31, 2025, and for the year ended December 31, 2024, are as follows:

Number
Balance, January 1, 2024	588,834
RSUs granted	326,000
Expiry of RSUs	(40,166)
Exercise of RSUs	(764,001)
Balance, December 31, 2024	110,667
RSUs granted	1,545,000
Expiry of RSUs	(6,000)
Exercise of RSUs	(219,667)
Balance, December 31, 2025	1,430,000

Total exercisable RSU’s as at December 31, 2025, are 930,000. During the year ended December 31, 2025, share-based compensation in respect of RSU’s of $7,619 was charged to the Consolidated Statement of Comprehensive Loss (December 31, 2024 – $1,184, December 31, 2023 – $1,079).